Pensions and Other Postretirement Benefits (Defined Contribution and Other Plans) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Employer's contributions	$ 23	$ 22	$ 19